STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)				1 Months Ended							3 Months Ended		12 Months Ended
	Sep. 08, 2023	Aug. 06, 2023	May 06, 2020	Dec. 18, 2023	Oct. 26, 2023	Jun. 29, 2022	Jan. 31, 2022	Dec. 29, 2020	May 31, 2018	Feb. 28, 2015	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 10, 2021	Jul. 06, 2021	Jul. 06, 2020
Preferred stock share authorized											100,000,000		100,000,000
Common stock, authorized											15,000,000,000		4,500,000,000	4,500,000,000
Net of expenses													$ 416,000	$ 7,283,276
Common stock, issued											2,866,684,955		2,456,634,910	1,256,900,534
Common stock, outstanding											2,866,684,955		2,456,634,910	1,256,900,534
Loss on extinguishment											$ 367,916	$ 332,530	$ 632,220	$ (2,248,092)
Subscription payable											3,265		$ 3,265
Common stock issued for conversion of debt												466,848,487	1,140,904,043	333,871,496
Common stock value											2,866,685		$ 2,456,635	$ 1,256,901
Principal, interest, penalties and fees											$ 526,719	$ 542,324	$ 846,479	1,076,782
Common stock issued in exchange legal libilities											1,000,000		1,000,000
Common stock value											$ 158,803	804,088
Derivative liabilities											11,647,686		$ 9,827,723	$ 4,822,398
Convertible notes payable											$ 508,553		$ 508,553
Common stock, par value											$ 0.001		$ 0.001	$ 0.001
Accounts payable											$ 68,025
Statement of operations											(1,229,054)	(1,617,318)	$ (4,382,042)	$ (13,929,629)
Statement of operations											$ 0	(77,579)	125,524	(104,355)
Ownership percentage						10.00%
Compensation for consultant services			$ 250,000
Deficiency from net sales proceeds from sales of the shares													185,000
Late Fes													16,000
Installment payment													20,000
Fire [Member]
Derivative liabilities													$ 9,827,723
Opening price											110.00%		110.00%
Warrant issued considered as dervative liabilities											$ 71,186		$ 40,817
QuikLAB [Member]
Statement of operations											0	12
Investment											470,000		470,000
Investor investment											10,000		10,000
Reclassified to an accounts payable											$ 60,000		$ 60,000
Owning percentage											20.00%		20.00%
Ownership percentage											80.00%		80.00%
TPT Asia [Member]
Non-controlling interest ownership											78.00%		78.00%
Aire Fitness
Non-controlling interest ownership											75.00%
After January 17, 2024
Common stock, authorized													15,000,000,000
InnovaQor, Air Fitness,TPT Asia and IST
Statement of operations													$ 11,376	5,380
Conversion Of Debt Member
Loss on extinguishment													632,220	363,112
Common stock value													1,206,188	$ 1,439,894
Gain on debt extinguishment												332,530
Agreement to Convert Debt [Member]
Principal amount													$ 2,397,329
TPT Speed Connect [Member]
Statement of operations											$ 47,062
Net income											14.00%
Michael Murphy [Member]
Principal amount											$ 2,397,329
Mr. Foreman [Member]
Statement of operations											100,000
Consultant fee											7,500
Compensation for consultant services											$ 500,000
Director Member
Vested number of share													3,000,000
Net of expenses													$ 42,600
Series A Preferred Stock
Preferred stock share authorized													4,500,000,000
Preferred stock, authorized											1,000,000		1,000,000
Option per shares										$ 100
Compensation expense										$ 3,117,000
Extinguishment and fair valued													$ 42,983,742
Deemed dividend resulting from the fair value measurement													$ 39,866,742
Series B Preferred Stock
Preferred stock share authorized											3,000,000		3,000,000
Preferred Stock, outstanding											2,588,693		2,588,693
Preferred Stock share price										$ 2.00
Conversion price										$ 2.00
Series D Preferred Stock
Preferred stock share authorized																100,000,000	100,000,000
Preferred Stock, outstanding											46,649		46,649
Cumulative Annual Dividends rate											6.00%		6.00%
Average market per share											$ 5.00		$ 5.00
Divided rate per share											5.00		5.00
Accrued unpaid dividends rate per shares											$ 5.00		$ 5.00
Percent of converted common stock											75.00%		75.00%
Preferred stock, par value																$ 0.001	$ 0.001
Purchased of share													$ 233,244
Purchased share													46,649
Series D Preferred Stock | CEO [Member]
Purchased of share													$ 183,244
Purchased share													36,649
Series D Preferred Stock | Minimum
Percent of redemption											115.00%		115.00%
Series D Preferred Stock | Maximum
Percent of redemption											140.00%		140.00%
Series E Preferred Stock
Preferred stock share authorized											100,000,000		10,000,000		100,000,000
Loss on extinguishment													$ 2,356,794
Cumulative Annual Dividends rate											6.00%		6.00%
Average market per share											$ 5.00		$ 5.00
Divided rate per share											5.00		5.00
Accrued unpaid dividends rate per shares											$ 5.00		$ 5.00
Common stock, par value															$ 0.001
Accounts payable											$ 2,043,507
Financing arrangements amount													$ 10,987,307
Fair value by third party valuation													$ 6.53
Series E Preferred Stock | Minimum
Percent of redemption											115.00%		115.00%
Series E Preferred Stock | Maximum
Percent of redemption											140.00%		140.00%
Series C Preferred Stock
Preferred stock share authorized									3,000,000
Preferred Stock share price									$ 2.00
Conversion price									$ 0.15
Convertible notes payable											$ 553,100		$ 553,100
Warrants [Member]
Warrants outstanding											129,116,666		129,116,666
Warrant purchase											1,000,000		1,000,000
Warrant common shares											1,000,000		1,000,000
Current market price											70.00%		70.00%
Common Stock Reservations [Member]
Common stock shares for consideration													20,000,000
Mr. Thomas [Member] | Series A Preferred Stock
Preferred stock share authorized											1,000,000		1,000,000
Noteholder [Member] | Series E Preferred Stock
Preferred Stock, outstanding													2,043,507
Michael A Littman Atty [Member]
Number of share issue								7,500,000
Consultant Member | Convertible Promissory Note [Member]
Bonus for service rendered					325,000,000
Holly wood Rivera, LLC and HRS Mobile LLC ("HRS")
Common stock, issued											3,096,181		3,096,181
TPT Global Tech Inc [Member]
Warrant purchase							18,116,666
Statement of operations											$ 2,000	$ 4,819
Warrant to purchase per share							$ 0.015
InnovaQor Inc [Member]
Non-controlling interest ownership											0.00%		0.00%
IST [Member]
Non-controlling interest ownership													0.00%
Board Member | Common Stock Issued for Services[Member]
Net of expenses		$ 1,100		$ 800
Shares Granted		1,000,000		2,000,000
Board of Directors Member | Common Stock Issued for Services[Member]
Shares Granted	52,830,333
Capital raising fee	$ 75,000
TPTW Member
cash													$ 75,000
Net of expenses													$ 85,628
Shares issue during the period													52,830,333